Stock-Based Compensation	6 Months Ended
Mar. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

Note 9. Stock-Based Compensation

Legacy MariaDB Stock Options Plans

On December 8, 2017, Legacy MariaDB adopted the Global Share Option Plan 2017 (the “2017 Plan”) and Global Share Option Plan 2017 USA (the “2017 US Plan”) that entitle employees, members of the board as well as advisors to purchase shares in the Company. Under these programs, holders of vested options are entitled to purchase shares at a stated price determined at the grant date. All options are to be settled by the physical delivery of shares. Stock options granted under the 2017 US Plan and the 2017 Plan are incentive stock options to the extent permitted under the U.S. tax laws (“ISOs”) and non-qualified/nonstatutory stock options (“NSOs”), respectively. Options granted under both plans are exercisable over a maximum term of 10 years. Stock option awards under both plans generally vest over a period of four years with 25% vesting on the one year anniversary of the award and the remainder vesting monthly over the next 12 quarters of the grantee’s service to the Company as an employee or an advisor/consultant. During the six months ended March 31, 2023 and 2022, 65,098 and 114,082 options were granted under the 2017 Plan, respectively.

On July 4, 2022, Legacy MariaDB adopted the Summer Share Option Plan 2022 USA (the “2022 US Plan”) that entitles employees, members of the board as well as advisors to purchase shares in the Company. Under the program, holders of vested options are entitled to purchase shares at a stated price determined at the grant date. All options are to be settled by the physical delivery of shares. Stock options granted under the 2022 US Plan are ISOs to the extent permitted under U.S. tax laws and NSOs. Options granted under the plan are exercisable over a maximum term of 10 years. Stock options granted under the 2022 US Plan generally vest 25% on the one-year anniversary and the remainder vesting quarterly during the grantee’s service to the Company as an employee or as an advisor/consultant. During the six months ended March 31, 2023, 58,182 options were granted under the 2022 US Plan.

MariaDB plc 2022 Equity Incentive Plan

On October 18, 2022, at a special meeting of shareholders of APHC, the shareholders approved the MariaDB plc 2022 Equity Incentive Plan and reserved 6,648,319 authorized Ordinary Shares. The 2022 Equity Incentive Plan was approved and adopted by the board of directors of MariaDB plc as of December 18, 2022, and became effective immediately upon closing of the Business Combination.

All equity awards of Legacy MariaDB that were issued under the Legacy Plans were converted into comparable equity awards that are settled or exercisable for Ordinary Shares. As a result, each Legacy MariaDB option was converted into an option to purchase Ordinary Shares based on an Exchange Ratio of approximately 0.22816. As of the effective date of the 2022 Equity Incentive Plan, no further stock awards have been or will be granted under the Legacy Plans. Option information is presented in the below paragraphs and tables as having been converted as of March 31, 2023 and September 30, 2022, as applicable.

The 2022 Equity Incentive Plan authorizes the issuance or transfer of up to 6,648,319 Ordinary Shares. The number of Ordinary Shares will automatically increase as of the first day of each fiscal year of the Company commencing after the closing of the Business Combination and ending on and including the first day of the fiscal year in 2032, by an amount equal to the lesser of (i) 5% of the aggregate number of the Company’s Ordinary Shares outstanding as of the last day of the immediately preceding fiscal year and (ii) an amount determined by the plan administrator.

Upon completion of the Business Combination, certain options to acquire Legacy MariaDB Ordinary Shares were automatically converted into options to be settled in MariaDB plc Ordinary Shares on the same terms and conditions as were applicable to the corresponding MariaDB Equity Awards (other than adjustments to the number of shares and exercise price based on the Exchange Ratio), including applicable vesting conditions, subject to limited exceptions described in the Merger Agreement.

Any Ordinary Shares subject to rollover options from the Legacy Plans that, on or after the closing of the Business Combination, subsequently cease to be subject to such rollover options (other than by reason of exercise of the rollover options), will be available for issuance under the 2022 Equity Incentive Plan.

Stock Options

The following table summarizes stock option activity under the Company’s incentive plans for the periods covered:

		Weighted
		Average	Weighted-
		Exercise	Average
	Number	Price Per	Remaining	Aggregated
	of Shares	Share	Contractual Life	Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2022	42,764,264	$0.26
Recapitalization	(33,006,982)	$0.89
Options outstanding, September 30, 2022	9,757,282	$1.15
Granted	123,280	$4.15
Exercised	(1,233,943)	$0.50
Forfeited	(627,655)	$1.58
Options outstanding, March 31, 2023	8,018,964	$1.27	7.02	$5,271
Options Exercisable, March 31, 2023	5,489,117	$0.72	6.22	$4,444
Vested and expected to vest after March 31, 2023	8,023,213	$1.27	7.02	$5,275

The weighted-average grant-date fair value of options granted during the six months ended March 31, 2023 was $2.05 per share. The total intrinsic value of options exercised during the six months ended March 31, 2023 was $6.2 million. The aggregate grant date fair value of stock options vested during the six months ended March 31, 2023 was $0.7 million. As of March 31, 2023, there was $1.6 million of unrecognized stock-based compensation expense related to outstanding stock options granted to employees that is expected to be recognized over a weighted-average period of 1.9 years.

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss is as follows for the periods indicated:

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
Cost of revenue	$31	$4	$99	$9
Research and development expenses	159	48	379	108
Sales and marketing expenses	38	15	142	35
General and administrative expenses	13	32	237	76
Total stock-based compensation expense	$241	$99	$857	$228